Other non-current financial liabilities	12 Months Ended
Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Other non-current financial liabilities	Other non-current financial liabilities

(EUR thousand)		As of March 31
Other non-current financial liabilities	Notes	2022	2021	2020
Put options related to acquisitions		15,419	7,423	—
Lease liabilities non-current	14	11,319	19,122	27,750
Other non-current liabilities	17	2,967	2,926	2,003
Closing balance as of March 31		29,705	29,471	29,753
For all disclosed periods, the Other non-current liabilities are related to a pension liability plan in Sweden and the corresponding revaluations. For further details please refer to Note 17.

(EUR thousand)	For the financial year ended March 31
	2022	2021
	Put options	Put options
Opening balance as of April 1	7,423	—
Acquisition of subsidiaries	6,792	7,374
Changes in fair value recognized in income statement	1,925	—
Derecognition of options	(895)	—
Exchange differences	174	49
Closing balance as of March 31	15,419	7,423
As of March 31, 2022 the put options comprise of EUR7.7 million and EUR7.7 million related to the acquisitions of ZigZag and Yocuda respectively; for further information refer to Note 36. The derecognition of the options is related to a bad leaver,
The fair value of the put options were derived using an option pricing methodology (Monte Carlo simulations) based on projected revenue or gross profit distribution (depending on the business acquired) and is categorized as Level 3 within the fair value hierarchy due to unobservable inputs utilized in the valuation. The Group recognized EUR1.9 million of accretion expense for the financial year ended March 31, 2022 associated with put options.
The key assumptions used in the valuation were:

	ZigZag	Yocuda	Relationship of the unobservable inputs to fair value
Revenue volatility	—	17.2%	The higher the revenue volatility, the higher the fair value
Gross profit volatility	41.7%	—	The higher the gross profit volatility, the lower the fair value
IRR	14.6%	21.6%	The higher the IRR, the lower the fair value
Exit probability (Sale, Disposal or Listing)	10%	10%	n/a
Exit initiated by Managers	90%	90%	n/a

For the fair values of the put options, reasonably possible changes at the reporting date to one significant input, holding other inputs constant would effect the income statement:

(EUR thousand)	For the financial year ended March 31
	2022		2021
	ZigZag	Yocuda	ZigZag
Expected volatility 5% decrease	(280)	66	(307)
Expected volatility 5% increase	294	(71)	279